Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Summary of future minimum payments under noncancelable operating leases, barge charters and storage agreements
Future minimum payments under noncancelable operating leases as of December 31, 2014 are shown below.

Operating Lease Payments
(in millions)
2015	$96.6
2016	94.9
2017	78.3
2018	61.6
2019	49.1
Thereafter	101.4
$481.9